Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Cost

The table below presents the effects on the amounts relating to the Company’s total lease costs:

	Year ended December 31,
	2024	2023
Operating lease cost:
Fixed payments	1,118	1,121

Variable Lease Cost	13	-
Total operating lease cost	1,131	1,121
	Year ended December 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	1,196	1,446

Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	-	4,411
	December 31,
	2024	2023
Operating leases:
Operating lease right-of-use assets	3,843	4,573

Current maturities of operating leases	745	861
Non-current operating leases	3,640	4,045
Total operating lease liabilities	4,385	4,906

	December 31,
	2024	2023
Weighted average remaining lease term
Operating leases	8.16	8.42

Weighted average discount rate
Operating leases	12.73%	12.12%

Schedule of Maturities of Operating Lease Liabilities

The table below presents maturities of operating lease liabilities:

December 31,
2024
2025	805
2026	847
2027	875
2028	773
2029	801
Thereafter	3,041
Total operating lease payments	7,142
Less: imputed interest	2,757
Present value of lease liabilities	4,385